Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Granting Timing Practices

Equity awards to employees are generally granted on regularly scheduled predetermined dates that coincide with our annual performance review and compensation review process, which generally takes place at our January Compensation Committee and Board meeting. Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation.

Award Timing Method	Equity awards to employees are generally granted on regularly scheduled predetermined dates that coincide with our annual performance review and compensation review process, which generally takes place at our January Compensation Committee and Board meeting.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false